Deferred Finance Costs	12 Months Ended
Dec. 31, 2014
Deferred Finance Costs [Abstract]
DEFERRED FINANCE COSTS
NOTE 6:    DEFERRED FINANCE COSTS
Deferred finance costs consisted of the following:

Financing Costs
Balance at December 31, 2012	$20,727
Additions	16,200
Capitalized into vessel deposits	(472)
Amortization	(3,252)
Deferred charges written-off	(9,957)
Balance at December 31, 2013	$23,246
Additions	8,691
Capitalized into vessel deposits	(355)
Amortization	(7,275)
Deferred charges written-off	(1,977)
Balance at December 31, 2014	$22,330

In 2014, an amount of $1,977 of deferred financing costs was written-off in relation to the tranches of the loans with ABN AMRO Bank N.V, HSH Nordbank AG and DVB Bank S.E which were prepaid in November 2014. In addition, the amortization income of the bond premium was $140 for 2014, $343 for 2013, and $435 for 2012. In 2013, an amount of $9,343 of deferred financing costs was written- off in relation to the $505,000 bond and $614 in relation to the loan with DVB Bank S.E which was fully repaid on November 12, 2013. (See Note 13: Borrowings).